Accounts receivable and others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Accounts Receivable and Others [Abstract]
Trade accounts receivable	R$ 112,646	R$ 78,557
Recoverable taxes	5,950	9,479
Advances to suppliers	5,790	6,711
Other receivables	934	429
Total current	125,320	95,176
Trade accounts receivable	180,597	55,423
Recoverable taxes	21,269	17,847
Judicial deposits	1,667	1,505
Total noncurrent	R$ 203,533	R$ 74,775